        As filed with the Securities and Exchange Commission on December 7, 2001
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 75

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|


                                Amendment No. 77                            |X|



                               THE RBB FUND, INC.


               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                  Copies to:
TIMOTHY K. BIEDRZYCKI                           MICHAEL P. MALLOY, ESQUIRE
PFPC, Inc.                                      Drinker Biddle & Reath LLP
400 Bellevue Parkway                            One Logan Square
Wilmington, DE 19809                            18th & Cherry Streets
(Name and Address of Agent for Service)         Philadelphia, PA  19103-6996

      It is proposed that this filing will become effective (check appropriate box)

                |_|      immediately upon filing pursuant to paragraph (b)
                |X|      on December 18, 2001 pursuant to paragraph (b)
                |_|      60 days after filing pursuant to paragraph (a)(1)
                |_|      on (date) pursuant to paragraph (a)(1)
                |_|      75 days after filing pursuant to paragraph (a)(2)
                |_|      on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

                |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


            Title of Securities Being Registered........Shares of Common Stock

THE
BEAR STEARNS
MONEY MARKET
FAMILY




Prospectus Dated
December 18, 2001


MONEY MARKET FAMILY

     Money Market Portfolio

     Municipal Money Market Portfolio

     Government Obligations Money
     Market Portfolio

No person has been authorized to give any information or to make any representations not contained in this prospectus or in the fund's statement of additional information incorporated herein by reference, in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. This prospectus does not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

[LOGO]BEAR STEARNS

THE BEAR STEARNS
MONEY MARKET FAMILY PORTFOLIOS OF
THE RBB FUND, INC.


- Money Market Portfolio
- Municipal Money Market Portfolio
- Government Obligations Money Market Portfolio


INVESTMENT ADVISER

BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR

PFPC Distributors, Inc.
King of Prussia, Pennsylvania

CUSTODIAN

PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT

PFPC Inc.
Wilmington, Delaware

COUNSEL

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

This Prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

Please note that these funds:

  --  are not bank deposits;

  --  are not federally insured;

  -- are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

  -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

  --  are not guaranteed to achieve their goal(s);

  -- may not be able to maintain a stable $1 share price and you may lose money.

THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.


Prospectus                                                     December 18, 2001

TABLE OF CONTENTS

     INTRODUCTION TO THE RISK/RETURN SUMMARY                                1

     PORTFOLIO DESCRIPTION                                                  2

     A LOOK AT THE GOALS, STRATEGIES, RISKS, EXPENSES AND FINANCIAL HISTORY OF EACH PORTFOLIO.

          Money Market

          Municipal Money Market

          Government Obligations Money Market

     PORTFOLIO MANAGEMENT                                                  19

     DETAILS ABOUT THE SERVICE PROVIDERS.

          Investment Adviser

          Service Provider Chart

     SHAREHOLDER INFORMATION                                               21

     POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND CLOSING AN ACCOUNT IN ANY OF THE PORTFOLIOS.

          Pricing Shares

          Purchase of Shares

          Redemption of Shares

          Dividends and Distributions

          Taxes

     DISTRIBUTION ARRANGEMENTS                                             25

     DETAILS ON DISTRIBUTION PLANS.

     FOR MORE INFORMATION                                          BACK COVER

                       This page intentionally left blank

INTRODUCTION TO THE RISK/RETURN SUMMARY

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Money Market Classes of The RBB Fund, Inc. (the "Company").

     The three classes of common stock (each a "Bear Stearns Money Market Class") of the Company offered by this Prospectus represent interests in the Bear Stearns Money Market Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bear Stearns Money Market Classes of the Company.

     This Prospectus is organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Bear Stearns Money Market Classes ("Bear Stearns Money Market Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

                                        1 Money Market Portfolio

MONEY MARKET PORTFOLIO

INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short-term, high-quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

         1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

         2) High-quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, or F-2 or higher by Fitch, as well as high-quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

         3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         4) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

         5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

         6) Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

         7) Securities issued or guaranteed by state or local governmental bodies.

         8) Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

                                        2 Money Market Portfolio

IMPORTANT DEFINITIONS

     ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

     COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

     DOLLAR-WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

     LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.

     NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

     REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

     VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

KEY RISKS

         - The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         - The fund's securities may not earn as high a level of income as longer-term or lower-quality securities, which generally have greater risk and more fluctuation in value.

                                        3 Money Market Portfolio

         - The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

         - The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

         - Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

         - The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

         - Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

         - The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

         - The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         - We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

                                        4 Money Market Portfolio

RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance. The information shows you how the fund's performance has varied year-by-year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

     AS OF 12/31
     ANNUAL TOTAL RETURNS -- BEDFORD CLASS*

[CHART]

                 MONEY MARKET PORTFOLIO ANNUAL TOTAL RETURN (%)

1991     3.75%
1992     3.09%
1993     2.41%
1994     3.49%
1995     5.18%
1996     4.65%
1997     4.88%
1998     4.75%
1999     4.38%
2000     5.64%


Year-to-date total return for the nine months ended September 30, 2001: 4.04%

     BEST QUARTER: 6.57% (quarter ended 3/31/91)

     WORST QUARTER: 2.34% (quarter ended 6/30/93)


          AS OF 12/31/00
         AVERAGE ANNUAL TOTAL RETURNS        1 YEAR      5 YEARS     10 YEARS
---------------------------------------------------------------------------------
         Money Market--Bedford Class*         5.64%      4.88%       4.41%

     CURRENT YIELD*: The seven-day yield for the period ended 12/31/00 for the fund's Bedford Money Market Class was 5.74%. Past performance is not an indication of future results. Yields will vary. You may call your broker to obtain the current seven-day yield of the fund.

         * Returns shown on this page are for the fund's Bedford Money Market Class, which is not offered in this Prospectus. The Bear Stearns Money Market Shares would have substantially similar annual returns as the Bedford Money Market Class because it invests in the same portfolio of securities. The Annual Returns would differ only to the extent that shares of the Bedford Money Market Class do not have the same expenses as the Bear Stearns Money Market Shares.

                                        5 Money Market Portfolio

EXPENSES AND FEES

     As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price. The table below describes the fees and expenses that you may pay if you buy and hold Bear Stearns Money Market Shares of the fund.


         ANNUAL FUND OPERATING EXPENSES*
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------
         Management Fees(1)                                   0.38%

         Distribution and Service (12b-1) Fees                0.65%

         Other Expenses(2)                                    0.16%
                                                            --------
         Total Annual Fund Operating Expenses(3)              1.19%
                                                            ========

     * The table does not reflect charges or credits which investors might incur by investing through their broker.

     (1). BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     (2). "Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.08%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     (3). As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.

                                        6 Money Market Portfolio

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                                               1 YEAR      3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
         Bear Stearns Money Market Shares       $121        $378         $654       $1,443


IMPORTANT DEFINITIONS

     MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

     OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

     DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

                                        7 Money Market Portfolio

MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

         1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's or Fitch (or guaranteed or otherwise supported by entities with such ratings).

         4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The fund seeks to maintain a net asset value of $1.00 per share.


     We normally invest at least 80% of its net assets in Municipal Securities and other instruments the income from which is exempt from federal income tax, but may be subject to the Federal Alternative Minimum Tax.


     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

                                        8 Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

     DOLLAR-WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

     GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

     LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.

     MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

     MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

     NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

     REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

     TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

     VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest-rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

KEY RISKS

         - The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         - The fund's securities may not earn as high a level of income as longer-term or lower-quality securities, which generally have greater risk and more fluctuation in value.

                                        9 Municipal Money Market Portfolio

         - Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

         - There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

         - The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

         - We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

         - We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

         - The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

                                       10 Municipal Money Market Portfolio

RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance. The information shows you how the fund's performance has varied year-by-year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

     AS OF 12/31
     ANNUAL TOTAL RETURNS -- BEDFORD CLASS*

[CHART]

            MUNICIPAL MONEY MARKET PORTFOLIO ANNUAL TOTAL RETURN (%)

1991     3.85%
1992     2.40%
1993     1.86%
1994     2.25%
1995     3.14%
1996     2.89%
1997     2.95%
1998     2.77%
1999     2.52%
2000     3.32%


Year-to-date total return for the nine months ended September 30, 2001: 2.46%

     BEST QUARTER: 4.19% (quarter ended 3/31/91)

     WORST QUARTER: 1.74% (quarter ended 3/31/94)


     AS OF 12/31/00
     AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR         5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
     Municipal Money Market--Bedford Class*            3.32%          3.17%          2.94%

     CURRENT YIELD*: The seven-day yield for the period ended 12/31/00 for the fund's Bedford Municipal Money Market Class was 3.79%. Past performance is not an indication of future results. Yields will vary. You may call your broker to obtain the current seven-day yield of the fund.

         * Returns shown on this page are for the fund's Bedford Municipal Money Market Class, which is not offered in this Prospectus. The Bear Stearns Municipal Money Market Shares would have substantially similar annual returns as the Bedford Municipal Money Market Class because it invests in the same portfolio of securities. The Annual Returns would differ only to the extent that shares of the Bedford Municipal Money Market Class do not have the same expenses as the Bear Stearns Municipal Money Market Shares.

                                       11 Municipal Money Market Portfolio

EXPENSES AND FEES

     As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price. The table below describes the fees and expenses that you may pay if you buy and hold Bear Stearns Municipal Money Market Shares of the fund.



         ANNUAL FUND OPERATING EXPENSES*
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------
         Management Fees(1)                                 0.35%

         Distribution and Service (12b-1) Fee               0.65%

         Other Expenses(2)                                  0.29%
                                                          --------
         Total Annual Fund Operating Expenses(3)            1.29%
                                                          ========

         * The table does not reflect charges or credits which investors might incur by investing through their broker.

     (1). BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ended August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     (2). "Other Expenses" are based on estimated amounts for the current fiscal year.

     (3). As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.


                                       12 Municipal Money Market Portfolio

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                            1 YEAR      3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
         Bear Stearns Municipal Money
         Market Shares                       $131        $409         $708      $1,556


IMPORTANT DEFINITIONS

     MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

     OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

     DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

                                       13 Municipal Money Market Portfolio

GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

INVESTMENT GOAL

     The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest-rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

SECURITIES LENDING

     The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high-quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

IMPORTANT DEFINITIONS

     ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

     DOLLAR-WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

     LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.

     NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

                             14 Government Obligations Money Market Portfolio

     REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

     VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

KEY RISKS

         - The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         - The fund's securities may not earn as high a level of income as longer-term or lower-quality securities, which generally have greater risk and more fluctuation in value.

         - Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively affect the fund.

         - The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         - We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit-paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         - Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

                             15 Government Obligations Money Market Portfolio

RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance. The information shows you how the fund's performance has varied year-by-year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

     AS OF 12/31
     ANNUAL TOTAL RETURNS -- BEDFORD CLASS*

[CHART]

     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO ANNUAL TOTAL RETURN (%)

1991     5.42%
1992     3.01%
1993     2.29%
1994     3.41%
1995     5.06%
1996     4.54%
1997     4.68%
1998     4.59%
1999     4.22%
2000     5.43%


Year-to-date total return for the nine months ended September 30, 2001: 3.78%


     BEST QUARTER: 6.04% (quarter ended 3/31/91)

     WORST QUARTER: 2.29% (quarter ended 3/31/94)


         AS OF 12/31/00
         AVERAGE ANNUAL TOTAL RETURNS                     1 YEAR         5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------
         Government Obligations Money Market -
         Bedford Class*                                   5.43%          4.69%          4.26%

CURRENT YIELD*: The seven-day yield for the period ended 12/31/00 for the fund's Bedford Class was 5.47%. Past performance is not an indication of future results. Yields will vary. You may call your broker to obtain the current seven-day yield of the fund.

         * Returns shown on this page are for the fund's Bedford Government Obligations Money Market Class, which is not offered in this Prospectus. The Bear Stearns Government Obligations Money Market Shares would have substantially similar annual returns as the Bedford Government Obligations Money Market Class because it invests in the same portfolio of securities. The Annual Returns would differ only to the extent that shares of the Bedford Government Obligations Money Market Class do not have the same expenses as the Bear Stearns Government Obligations Money Market Shares.

                             16 Government Obligations Money Market Portfolio

EXPENSES AND FEES

     As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price. The table below describes the fees and expenses that you may pay if you buy and hold Bear Stearns Government Obligations Money Market Shares of the fund.



         ANNUAL FUND OPERATING EXPENSES*
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------
         Management Fees(1)                                0.45%

         Distribution and Service (12b-1) Fees             0.65%

         Other Expenses(2)                                 0.12%
                                                           -----
         Total Annual Fund Operating Expenses(3)           1.22%
                                                           =====


         * The table does not reflect charges or credits which investors might incur by investing through their broker.

     (1). BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.23% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     (2). "Other Expenses" are based on estimated amounts for the current fiscal year.

     (3). As a result of the fee waiver set forth in note 1, the total annual fund operating expenses which are estimated to be incurred during the current fiscal year are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

                             17 Government Obligations Money Market Portfolio

EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                               1 YEAR      3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
         Bear Stearns Government
         Obligations Money Market Shares        $124        $387         $670      $1,477


IMPORTANT DEFINITIONS

     MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.

     OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

     DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.


                             18 Government Obligations Money Market Portfolio

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 2001, BIMC was entitled to receive the following fees as a percentage of each fund's average net assets:

                       Money Market Portfolio                   .27%

                       Municipal Money Market Portfolio           0%

                       Government Obligations
                          Money Market Portfolio                .23%

The following chart shows the funds' other service providers and includes their addresses and principal activities.



                          ------------------------

                               SHAREHOLDERS

                          ------------------------


----------------------------------         ----------------------------------

     PRINCIPAL DISTRIBUTOR                         TRANSFER AGENT

    PFPC DISTRIBUTORS, INC.                            PFPC INC.
      3200 HORIZON DRIVE                         400 BELLEVUE PARKWAY
   KING OF PRUSSIA, PA 19406                     WILMINGTON, DE 19809

 Distributes shares of the funds.               Handles shareholder services,
                                                including record-keeping and
                                                statements, distribution of
                                                dividends and processing of
                                                  buy and sell requests.

----------------------------------         ----------------------------------


----------------------------------         ----------------------------------

       INVESTMENT ADVISER                              CUSTODIAN

      BLACKROCK INSTITUTIONAL                       PFPC TRUST COMPANY
      MANAGEMENT CORPORATION                       8800 TINICUM BOULEVARD
       100 BELLEVUE PARKWAY                              SUITE 200
       WILMINGTON, DE 19809                        PHILADELPHIA, PA 19153

    Manages each fund's business             Holds each fund's assets, settles
    and investment activities.               all portfolio trades and collects
                                             most of the valuation data required
                                              for calculating each fund's net
                                                   asset value ("NAV").

----------------------------------         ----------------------------------


----------------------------------

      ADMINISTRATOR AND FUND
        ACCOUNTING AGENT

           PFPC INC.
      400 BELLEVUE PARKWAY
      WILMINGTON, DE 19809

 Provides facilities, equipment and
personnel to carry out administrative
  services related to each fund and
   calculates each fund's NAV,
  dividends and distributions.

----------------------------------


                          ------------------------

                             BOARD OF DIRECTORS

                            Supervises the fund's
                                activities.

                          ------------------------

SHAREHOLDER INFORMATION

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

     During certain emergency closings of the NYSE, however, a fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if a fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each fund reserves the right to close at or prior to the BMA recommended closing time. If a fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.

     Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bear Stearns Money Market Shares through an account maintained by your brokerage firm (the "Account"). The Company in its sole discretion may accept or reject any order for purchases of Bear Stearns Money Market Shares.

     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. The chart below outlines the deadlines for execution of purchase orders. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by the established deadline, and orders as to which payment has been converted into Federal Funds by the deadline, will be executed as of the deadline on that Business Day.

            PORTFOLIO                      TIME
            ---------                      ----
            Money Market                    4:00 p.m. Eastern Time

            Municipal Money Market         12:00 noon Eastern Time

            Government Obligations          2:30 p.m. Eastern Time

     For the Bear Stearns Municipal Money Market and Bear Stearns Government Obligations Portfolios, orders which are accompanied by Federal Funds and received by PFPC after the deadline but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after the deadline but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. For the Bear Stearns Municipal Money Market and Bear Stearns Government Obligations Portfolios, orders which are accompanied by Federal Funds and received by the Company on or after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds on or after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.


     For the Bear Stearns Money Market Portfolio, orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. Beneficial ownership of Bear Stearns Money Market Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bear Stearns Money Market Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bear Stearns Money Market Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the Bear Stearns Money Market Class designated by you as the "Primary Bear Stearns Money Market Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bear Stearns Money Market Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bear Stearns Money Market Shares are received by PFPC prior to the deadline indicated in the chart above, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of the deadline on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General".

     RETIREMENT PLANS. Bear Stearns Money Market Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company or another party acts as custodian. For further information as to applications and annual fees, contact your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.


REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. The chart below outlines the deadlines for the redemption of Bear Stearns Money Market Shares. You may redeem all or some of your Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bear Stearns Money Market Shares through an Account, you may redeem Bear Stearns Money Market Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by the established deadline on any Business Day, the redemption will be effective as of the deadline on that day. Payment of the redemption proceeds will be made after the deadline on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. For the Bear Stearns Municipal Money Market and Bear Stearns Government Obligations Portfolios, if the redemption request is received between the deadline and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

            PORTFOLIO                     TIME
            ---------                     ----
            Money Market                   4:00 p.m. Eastern Time

            Municipal Money Market        12:00 noon Eastern Time

            Government Obligations         2:30 p.m. Eastern Time

     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bear Stearns Money Market Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bear Stearns Money Market Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.


DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bear Stearns Money Market Class unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

     Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.


     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


DISTRIBUTION ARRANGEMENTS

     Bear Stearns Money Market Shares are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.

     The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bear Stearns Money Market Class a distribution fee, which is accrued daily and paid monthly, of up to .75% on an annualized basis of the average daily net assets of the relevant Bear Stearns Money Market Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .65% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to Bear, Stearns Securities Corp., a registered broker/dealer, or an affiliated financial institution (collectively, "Bear Stearns"), based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by Bear Stearns. The Distributor may also reimburse Bear Stearns for other expenses incurred in the promotion of the sale of Bear Stearns Money Market Shares. The Distributor and/or Bear Stearns pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bear Stearns Money Market Classes as well as for related direct mail, advertising and promotional expenses.

     Pursuant to a Shareholder Servicing Agreement between Bear, Stearns Securities Corp. and PFPC Inc., the Company's transfer agent, Bear Stearns receives fees from PFPC, based upon the aggregate investment amounts maintained by and shareholder support services provided to shareholders by Bear Stearns. Such fees will have no effect upon the fees paid by the Company to PFPC.

     Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bear Stearns Money Market Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FOR MORE INFORMATION. This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bear Stearns Money Market Family is available free, upon request, including:

     - ANNUAL/SEMI-ANNUAL REPORT. These reports contain additional information about each of the fund's investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

     - STATEMENT OF ADDITIONAL INFORMATION (SAI). A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). It includes additional information about the Bear Stearns Money Market Family. You may get a free copy by calling your broker. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

     -  PURCHASES AND REDEMPTIONS. Please contact your broker.

     -  WRITTEN CORRESPONDENCE. Please write to your broker.

     - SECURITIES AND EXCHANGE COMMISSION. You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington,
        D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.

Investment Company Act File No. 811-05518

                        BEAR STEARNS MONEY MARKET FAMILY

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 18, 2001

     This Statement of Additional Information ("SAI") provides information about the Company's Bear Stearns Money Market Family Classes of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios (the "Portfolios"). This information is in addition to the information that is contained in the Bear Stearns Money Market Family Prospectus dated December 18, 2001 (the "Prospectus").

     This SAI is not a prospectus. It should be read in conjunction with the Prospectus. Call your broker to request a free copy of the Prospectus.

                                TABLE OF CONTENTS

                                                                 PAGE

GENERAL INFORMATION                                                 1

INVESTMENT INSTRUMENTS AND POLICIES                                 1

     Additional Information on Portfolio Investments                1

     Fundamental Investment Limitations and Policies               12

     Non-Fundamental Investment Limitations and Policies.          16

MANAGEMENT OF THE COMPANY                                          17

     Directors and Officers.                                       17

     Directors' Compensation.                                      20

     Code of Ethics.                                               20

CONTROL PERSONS                                                    20

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS       31

     Advisory and Sub-Advisory Agreements                          31

     Administration Agreement                                      33

     Custodian and Transfer Agency Agreements                      34

     Distribution Agreements                                       36

PORTFOLIO TRANSACTIONS                                             36

ADDITIONAL INFORMATION CONCERNING RBB SHARES                       38

PURCHASE AND REDEMPTION INFORMATION                                40

VALUATION OF SHARES                                                41

PERFORMANCE INFORMATION                                            42

TAXES                                                              45

MISCELLANEOUS                                                      46

     Counsel                                                       46

     Independent Accountants                                       46

FINANCIAL STATEMENTS                                               47
APPENDIX A                                                        A-1

                               GENERAL INFORMATION

     The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Bear Stearns Money Market Classes") representing interests in three diversified investment portfolios (the "Portfolios") of the Company (the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio). The Bear Stearns Money Market Classes are offered by the Bear Stearns Money Market Family Prospectus dated December 18, 2001.

                       INVESTMENT INSTRUMENTS AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios.

                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     VARIABLE RATE DEMAND INSTRUMENTS. The Money Market and Municipal Money Market Portfolios may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market and Municipal Money Market Portfolios and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     COMMERCIAL PAPER. The Money Market Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     REPURCHASE AGREEMENTS. The Money Market and Government Obligations Money Market Portfolios may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     The repurchase price under the repurchase agreements described above generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. A Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the Investment Company Act of 1940 (the "1940 Act").

     SECURITIES LENDING. The Government Obligations Money Market Portfolio may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

     REVERSE REPURCHASE AGREEMENTS. The Money Market and Government Obligations Money Market Portfolios may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act") and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolios will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

     While a Portfolio has such commitments outstanding, such Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased.

Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolios do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolios may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

     Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Money Market and Government Obligations Money Market Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase CMOs, except as collateral for repurchase agreements.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. The Money Market Portfolio may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

     Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

     BANK OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

     ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc.

("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

     MUNICIPAL OBLIGATIONS. The Money Market and the Municipal Money Market Portfolios may invest in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. These Portfolios may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by a Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     In addition, the Money Market Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

     ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of their net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. With respect to the Money Market and Government Obligations Money Market Portfolios, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

     The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

     Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     STAND-BY COMMITMENTS. Each of the Money Market and Municipal Money Market Portfolios may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market or Municipal Money Market Portfolios at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     Each of the Money Market and Municipal Money Market Portfolios expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market and Municipal Money Market Portfolios will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     Each of the Money Market and Municipal Money Market Portfolios intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

     The Money Market and Municipal Money Market Portfolios will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

     TEMPORARY DEFENSIVE PERIODS - MUNICIPAL MONEY MARKET PORTFOLIO. The Portfolio may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

     A fundamental limitation or policy of a Portfolio may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

     The Company's Board of Directors can change the investment objective of each Portfolio. The Board may not change the requirement that the Municipal Money Market Portfolio normally invest at least 80% of its net assets in Municipal Securities (as defined in the Prospectus) and other instruments the income from which is exempt from federal income tax, but may be subject to Federal Alternative Minimum Tax without shareholder approval. Shareholders will be given notice before any such change is made.

MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS ONLY

          The Money Market and Municipal Money Market Portfolios may not:

     1. borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

     4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     5. purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     6.   purchase or sell commodities or commodity contracts;

     7.   invest in oil, gas or mineral exploration or development programs;

     8. make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

     9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

     10.  make investments for the purpose of exercising control or management.

MONEY MARKET PORTFOLIO ONLY

          The Money Market Portfolio may not:

     1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

     2. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

     3. purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

     4. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

     * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

          The Municipal Money Market Portfolio may not:

     1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

     2. under normal market conditions, invest less than 80% of its net assets in securities the income from which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal Alternative Minimum Tax;

     3. invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and

     4. purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.*

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO ONLY

          The Government Obligations Money Market Portfolio may not:

     1. purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase;

     2. borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.);

     3.   act as an underwriter; or

---------------

* With respect to this limitation, the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without shareholder approval, however, any change would be subject to any applicable requirements of the SEC and would be disclosed in the Prospectus prior to being made.

     4. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Company, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

     NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

     A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

ALL PORTFOLIOS

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will, subject to certain exceptions, limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

          (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

          (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities;

          (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or
                 (ii) above; or

          (iv) are Unrated Securities that are determined to be of comparable quality to such securities.

     In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand

     Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

MONEY MARKET PORTFOLIO ONLY

     In addition to the above limitations, the Money Market Portfolio may purchase Second Tier Securities (which are eligible securities other than First Tier Securities) up to 5% of its total assets, and Second Tier Securities of one issuer up to the greater of 1% of its total assets or $1 million.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

     In addition to the above limitations, the Municipal Money Market Portfolio may purchase Second Tier conduit securities up to 5 % of its total assets, and Second Tier conduit securities of one issuer up to the greater of 1% of its total assets or $1 million.

                            MANAGEMENT OF THE COMPANY

     DIRECTORS AND OFFICERS.

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:


                                                                                PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                 POSITION WITH COMPANY                  DURING PAST FIVE YEARS
------------------------                 ----------------------                 -----------------------
Arnold M. Reichman - 53                  Director                               Director, Gabelli Group Capital Partners Inc. (an
609 Greenwich Street                                                            investment partnership) since December 2000;
5th Floor                                                                       Chief Operating Officer and member of the Board of
New York, NY  10014                                                             Directors of Outercurve Technologies (wireless
                                                                                enabling services) until April 2001; Chief Operating
                                                                                Officer and a member of the Executive Operating
                                                                                Committee of Warburg Pincus Asset Management,
                                                                                Inc.; Executive Officer and Director of Credit
                                                                                Suisse Asset Management Securities, Inc.
                                                                                (formerly Counsellors Securities, Inc.) and
                                                                                Director/Trustee of various investment companies
                                                                                advised by Warburg Pincus Asset Management, Inc.
                                                                                until September 15, 1999; Prior

                                       17

                                                                                to 1997, Managing Director of Warburg Pincus Asset
                                                                                Management, Inc.

*Robert Sablowsky - 63                   Director                               Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                                      registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                    Director                               Since 1963, Vice President, Fox Chase Cancer Center
Fox Chase Cancer Center                                                         (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                Director                               Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                                        Technologies, Inc. (manufacturer of precision coated
200 Commerce Drive                                                              and industrial abrasives).
Montgomeryville, PA  18936

Julian A. Brodsky - 68                   Director                               Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                                             Corporation (cable television and communications);
1500 Market Street                                                              Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                    Director and Chairman of the           Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                       Board                                  March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA  19610                                                           Corporation (pharmaceuticals).

Edward J. Roach - 77                     President and Treasurer                Certified Public Accountant; Vice Chairman of the
400 Bellevue Parkway                                                            Board, Fox Chase Cancer Center; Trustee Emeritus,
Wilmington, DE  19809                                                           Pennsylvania School for the Deaf; Trustee Emeritus,
                                                                                Immaculata College; President or Vice President and
                                                                                Treasurer of various investment companies advised by
                                                                                subsidiaries of PNC Bank Corp. (1981-2000); Managing
                                                                                General Partner and Treasurer of Chestnut Street
                                                                                Exchange Fund; Director of The

                                       18

                                                                                Bradford Funds, Inc. (1996-2000).


     * Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

     Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.

     The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

                  DIRECTORS' COMPENSATION.

                                                          PENSION OR                                 TOTAL
                                                          RETIREMENT                ESTIMATED        COMPENSATION
                                    AGGREGATE             BENEFITS                  ANNUAL           FROM FUND AND
                                    COMPENSATION          ACCRUED AS                BENEFITS         FUND COMPLEX
NAME OF PERSON/                     FROM                  PART OF COMPANY           UPON             PAID TO
POSITION                            REGISTRANT            EXPENSES                  RETIREMENT       DIRECTORS
Julian A. Brodsky,                  $ 21,250              N/A                       N/A              $ 21,250
Director
Francis J. McKay,                   $ 22,500              N/A                       N/A              $ 22,500
Director
Arnold M. Reichman,                 $ 18,750              N/A                       N/A              $ 18,750
Director
Robert Sablowsky,                   $ 21,250              N/A                       N/A              $ 21,250
Director
Marvin E. Sternberg,                $ 22,500              N/A                       N/A              $ 22,500
Director
Donald van Roden,                   $ 27,250              N/A                       N/A              $ 27,250
Director and Chairman

     On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors, Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.

     CODE OF ETHICS.

     The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                                 CONTROL PERSONS

     As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning

RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.






     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
CASH PRESERVATION                     Karen M. McElhinny
MONEY MARKET                          and Contribution Account                             5.836%
                                      4943 King Arthur Drive
                                      Erie, PA 16506

                                      Luanne M. Garvey
                                      and Robert J. Garvey                                31.966%
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

                                      Dominic and Barbara Pisciotta
                                      and Successors in Trust under the Dominic           25.501%
                                      Trust & Barbara Pisciotta Caring Trust dated
                                      01/24/92
                                      207 Woodmere Way
                                      St. Charles., MD 63303

                                      David G. Bilka                                       6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

SANSOM STREET                         Saxon and Co.                                        5.402%
MONEY MARKET                          FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

                                      Saxon and Co.
                                      c/o PNC Bank, N.A.                                  94.572%
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

CASH PRESERVATION                     Gary L. Lange
MUNICIPAL MONEY                       and Susan D. Lange                                  61.819%
MARKET                                JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

                                      Andrew Diederich
                                      and Doris Diederich                                  5.805%
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      Mark Koehler
                                      and Suzanne Koehler                                  7.632%
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

N/I MICRO CAP FUND                    Charles Schwab & Co., Inc                            6.941%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      Janis Claflin, Bruce Fetzer and                      8.482%
                                      Winston Franklin
                                      Robert Lehman Trust.
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

                                      Public Inst. For Social Security                    26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

                                      McKinsey Master Retirement Trust                    20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

N/I GROWTH FUND                       Charles Schwab & Co., Inc                            6.749%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      Citibank North America Inc.                         53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

                                      Louisa Stude Sarofim Foundation                      7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

N/I MID CAP                           Charles Schwab & Co., Inc.                          19.299%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      National Investors Services Corp.                    7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc                           45.738%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      State Street Bank and Trust Company                 21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      Yale University                                     10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

BOSTON PARTNERS                       Charles Schwab & Co., Inc.                           9.197%
LARGE CAP VALUE                       Special Custody Account
FUND -                                for Benefit of Customers
INSTITUTIONAL SHARES                  Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      Swanee Hunt and Charles Ansbacher                   18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

                                      Samuel Gary and Ronald Williams                      6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300
                                      Denver, CO 80202

                                      Union Bank of California                            15.886%
                                      FBO Service Employees BP 610001265-01
                                      P. O. Box 85484
                                      San Diego, CA 92186

                                      U.S. Bank National Association                      17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P. O. Box 64010
                                      St. Paul, MN 55164-0010


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      Northern Trust Company                              19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

BOSTON PARTNERS                       Charles Schwab & Co., Inc.                          76.11%
LARGE CAP VALUE                       Special Custody Account
FUND INVESTOR                         for Benefit of Customers
SHARES                                Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

BOSTON PARTNERS                       John Carroll University                              5.646%
MID CAP VALUE FUND                    20700 N. Park Blvd.
INSTITUTIONAL                         University Heights, OH 44118
SHARES
                                      MAC & Co.                                            13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

                                      JMB Realty Corporation ESP                           7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

                                      U.S. Bank National Association                       8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010
                                      St. Paul, MN 64010

                                      Strafe & Co.                                         9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

                                      MAC & Co.                                           10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      American Express Trust Co.                           9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

                                      First Union National Bank                           12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

BOSTON PARTNERS                       National Financial Svcs. Corp.                      20.18%
MID CAP VALUE FUND                    for Exclusive Benefit of Our Customers
- INVESTOR SHARES                     Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

                                      Charles Schwab & Co., Inc.                          15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      George B. Smithy, Jr.                                8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

BOSTON PARTNERS                       Chiles Foundation                                   10.105%
BOND FUND                             111 S.W. Fifth Ave.
INSTITUTIONAL                         Suite 4050
SHARES                                Portland, OR 97204

                                      The Roman Catholic Diocese of                       70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      The Roman Catholic Diocese of                       15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

BOSTON PARTNERS                       National Financial Services Corp.                   23.789%
BOND FUND-                            for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

                                      Charles Schwab & Co., Inc.                          47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      John M. Noyes                                        5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

                                      Edward A. Aloe                                       5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

                                      Edward A. Aloe                                       5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                    6.332%
SMALL CAP VALUE                       Attn: Jan Penney
FUND II -                             28 State St.
INSTITUTIONAL                         Boston, MA 02109
SHARES

                                      National Investor Services Corp.                    16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      A Cleveland R. Dastin and W Donovan                 10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

                                      MCNC Endowment                                      26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

                                      Plumbers and Steamfitters                           15.857
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road
                                      Latham, NY 12110

                                      Memorial Hospital of Martinsville                    5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

BOSTON PARTNERS                       National Financial Services Corp.                   37.764%
SMALL CAP VALUE                       for the Exclusive Benefit of Our Customers
FUND II - INVESTOR                    Attn: Mutual Funds
SHARES                                5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

                                      Charles Schwab & Co., Inc.                          39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

                                      National Investors Services Corp.                    7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
BOSTON PARTNERS                       National Investors Services Corp.                   12.22%
LONG/SHORT EQUITY                     for the Exclusive Benefit of Our Customers
FUND -                                Sal Velle
INSTITUTIONAL                         200 Liberty St.
SHARES                                New York, NY 10281

                                      Boston Partners Asset Mgmt. L. P.                    5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

                                      Charles Schwab & Co., Inc.                          67.811
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

                                      FTC and Co.                                          5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

BOSTON PARTNERS                       National Investors Services Corp.                   34.627%
LONG/SHORT EQUITY                     for the Exclusive Benefit of Our Customers
FUND -                                Sal Velle
INVESTOR SHARES                       200 Liberty St.
                                      New York, NY 10281

                                      National Investors Services Corp.                   14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

SCHNEIDER SMALL                       Arnold C. Schneider III                              6.375%
CAP VALUE FUND                        SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

                                      John Frederick Lyness                                7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901


     FUND NAME                             SHAREHOLDER NAME AND                          PERCENTAGE
                                                ADDRESS                                 OF FUND HELD
---------------------------           -------------------------------                   ------------
                                      Fulvest & Co.                                        7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

                                      Charles Schwab & Co., Inc.                          17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

                                      Ursinus College Endowment Fund                      20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

                                      MAC & CO.                                            9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

BOGLE SMALL CAP                       National Investors Services Corp.                    9.883%
GROWTH FUND -                         for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

BOGLE SMALL CAP                       FTC & Co.                                            6.705%
GROWTH FUND -                         Attn: Datalynx 125
INSTITUTIONAL                         P.O. Box 173736
SHARES                                Denver, CO 80217-3736

                                      U.S. Equity Investment Portfolio L.P.                8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

                                      Charles Schwab & Co, Inc.                           63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104


     As of November 16, 2001, the directors and officers as a group owned less than one percent of the shares of each class within the Company.

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS.

     The Portfolios have investment advisory agreements with BIMC. Although BIMC in turn has sub-advisory agreements respecting the Portfolios with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreements, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

     For the fiscal year ended August 31, 2001, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:



                                                               FEES PAID
                                                           (AFTER WAIVERS AND
PORTFOLIOS                                                  REIMBURSEMENTS)             WAIVERS          REIMBURSEMENTS
Money Market                                                     $1,530,762             $1,878,435           $ 23,214

Municipal Money Market                                           $    4,122             $  509,969           $ 24,441

Government Obligations Money Market                              $  155,385             $  262,095           $      0

     For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:


                                                              FEES PAID
                                                          (AFTER WAIVERS AND
PORTFOLIOS                                                 REIMBURSEMENTS)             WAIVERS           REIMBURSEMENTS
Money Market                                                  $5,095,665             $1,995,632            $2,269,338

Municipal Money Market                                        $   79,395             $  734,744            $   54,444

Government Obligations Money Market                           $  874,309             $  645,879            $  358,381

     For the fiscal year ended August 31, 1999, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:


                                                              FEES PAID
                                                          (AFTER WAIVERS AND
PORTFOLIOS                                                 REIMBURSEMENTS)             WAIVERS           REIMBURSEMENTS
Money Market                                                  $6,580,761             $2,971,645             $819,409

Municipal Money Market                                        $  238,604             $  716,746             $102,998

Government Obligations Money Market                           $1,386,459             $  833,218             $221,977




     Each Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bear Stearns Money Market Classes of the Company pays their own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bear Stearns Money Market Classes or if they receive different services.

     Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Agreements were each most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. Each Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.

     ADMINISTRATION AGREEMENT.

     PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Company on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Company.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

     BIMC is obligated to render administrative services to the Money Market and Government Obligations Money Market Portfolio pursuant to the investment advisory agreements. Pursuant to the terms of Delegation Agreements, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to these Portfolios. The Company pays administrative fees directly to PFPC.

     For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



                                                             FEES PAID
                                                         (AFTER WAIVERS AND
PORTFOLIO                                                 REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
Money Market                                                 $1,213,686            $     0             $0

Municipal Money Market                                       $   90,077            $56,806             $0

Government Obligations Money Market                          $  119,335            $     0             $0


     For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                                             FEES PAID
                                                         (AFTER WAIVERS AND
PORTFOLIOS                                                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
Money Market                                                 $2,713,023             $    0            $0

Municipal Money Market                                       $  225,900             $7,047            $0

Government Obligations Money Market                          $  414,176             $    0            $0

     For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                                          FEES PAID
                                                     (AFTER WAIVERS AND
PORTFOLIO                                              REIMBURSEMENTS)           WAIVERS          REIMBURSEMENTS
Money Market                                             $2,577,726                $0                   $0

Municipal Money Market                                   $  276,787                $0                   $0

Government Obligations                                   $  528,689                $0                   $0



     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

     PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of each Portfolio; (c) accepts receipts and makes disbursements of money on behalf of each Portfolio; (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning each Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

     PFPC serves as the transfer and dividend disbursing agent for the Company's Bear Stearns Money Market Classes pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (the "Transfer Agency Agreement"), under which
PFPC: (a) issues and redeems shares of each of the Bear Stearns Money Market Classes; (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders;
(c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each Bear Stearns Money Market Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

     PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.

     DISTRIBUTION AGREEMENTS.

     Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company (the "Distribution Agreement") and separate Plans of Distribution, as amended, for each of the Bear Stearns Money Market Classes (collectively, the "Plans"), all of which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Bear Stearns Money Market Classes. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of each of the Bear Stearns Money Market Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

     Each of the Plans was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

     Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Bear Stearns Money Market Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the affected Bear Stearns Money Market Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.



     The Company believes that such Plans may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.


                             PORTFOLIO TRANSACTIONS

     Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Money Market Portfolio and Municipal

Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

     Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to a Portfolio.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

     RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap Value)      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
                                                              DDD (Boston Partners
                                                              Institutional Small Cap Value
F (Municipal Money)                           500             Fund II)                                    100
                                                              EEE (Boston Partners Investors
G (Money)                                     500             Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
                                                              III (Boston Partners
K (Sansom Government Money)                   500             Institutional Long/Short Equity)            100
                                                              JJJ (Boston Partners Investors
L (Bedford Money)                            1500             Long/Short Equity)                          100
                                                              KKK (Boston Partners
M (Bedford Municipal Money)                   500             Institutional Long-Short Equity)            100
                                                              LLL (Boston Partners Investors
N (Bedford Government Money)                  500             Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
                                                              Class NNN (Bogle Institutional
P (RBB Government)                            100             Small Cap Growth)                           100
                                                              Class OOO (Bogle Investors Small
Q                                             100             Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1

                                       38

FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional
Large Cap)                                    100             Theta 2 (Municipal Money)                    1
RR (Boston Partners Investors Large
Cap)                                          100             Theta 3 (Government Money)                   1
SS (Boston Partners Advisor Large
Cap)                                          100             Theta 4 (N.Y. Money)                         1
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100

     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES

     The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern
Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

     The Company calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

     The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

     Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

     In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                             PERFORMANCE INFORMATION

     Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio before waivers was as follows:


                                                                                 TAX-EQUIVALENT YIELD
                                                                  EFFECTIVE      (ASSUMES A FEDERAL
PORTFOLIOS                                        YIELD              YIELD       INCOME TAX RATE OF 28%)
----------                                        -----           ---------      -----------------------
Money Market                                      2.69%             2.73%                  N/A

Municipal Money Market                            1.06%             1.07%                 1.47%

Government Obligations Money Market               2.67%             2.71%                  N/A

     The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio after waivers was as follows:


                                                                                 TAX-EQUIVALENT YIELD
                                                                  EFFECTIVE      (ASSUMES A FEDERAL
PORTFOLIOS                                        YIELD              YIELD       INCOME TAX RATE OF 28%)
----------                                        -----           ---------      -----------------------
Money Market                                      2.85%             2.89%                  N/A

Municipal Money Market                            1.65%             1.66%                 2.29%

Government Obligations Money Market               2.85%             2.89%                  N/A

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether a Portfolio should continue to hold the obligation.

     For purposes of calculating the performance of a Class, the performance of the applicable Portfolio may be used for the period before the Class commenced, provided such performance is restated to reflect the fees and expenses of the Class. From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that each Portfolio generally will be relieved of federal income and excise taxes. If a Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. For the Municipal Money Market Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of such Portfolio's assets at the close of each quarter of the Company's taxable year must consist of exempt-interest obligations.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

     An investment in the Municipal Money Market Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Portfolios' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


     The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


                                  MISCELLANEOUS

     COUNSEL.

     The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

     INDEPENDENT ACCOUNTANTS.

     PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.

                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Portfolios' Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. The reports of PricewaterhouseCoopers LLP are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

                                                                                                     SEE NOTE #
                                                                                                     ----------
         (a)      (1)      Articles of Incorporation of Registrant.                                         1
                  (2)      Articles Supplementary of Registrant.                                            1
                  (3)      Articles of Amendment to Articles of Incorporation of Registrant.                2
                  (4)      Articles Supplementary of Registrant.                                            2
                  (5)      Articles Supplementary of Registrant.                                            5
                  (6)      Articles Supplementary of Registrant.                                            6
                  (7)      Articles Supplementary of Registrant.                                            9
                  (8)      Articles Supplementary of Registrant.                                            10
                  (9)      Articles Supplementary of Registrant.                                            11
                  (10)     Articles Supplementary of Registrant.                                            11
                  (11)     Articles Supplementary of Registrant.                                            13
                  (12)     Articles Supplementary of Registrant.                                            13
                  (13)     Articles Supplementary of Registrant.                                            13
                  (14)     Articles Supplementary of Registrant.                                            13
                  (15)     Articles Supplementary of Registrant.                                            14
                  (16)     Articles Supplementary of Registrant.                                            17
                  (17)     Articles Supplementary of Registrant.                                            19
                  (18)     Articles Supplementary of Registrant.                                            21
                  (19)     Articles of Amendment to Charter of the Registrant.                              22
                  (20)     Articles Supplementary of Registrant.                                            22
                  (21)     Articles Supplementary of Registrant.                                            31
                  (22)     Articles Supplementary of Registrant.                                            31
                  (23)     Articles Supplementary of Registrant.                                            29
                  (24)     Articles Supplementary of Registrant.                                            29
                  (25)     Articles Supplementary of Registrant.                                            34
                  (26)     Articles Supplementary of Registrant.                                            36
                  (27)     Articles of Amendment to Charter of the Registrant.                              37
                  (28)     Articles Supplementary of Registrant.                                            37
                  (29)     Articles Supplementary of Registrant.                                            37
                  (30)     Articles of Amendment to Charter of the Registrant.                              37
                  (31)     Articles Supplementary of Registrant                                             38
         (b)      (1)      By-Laws, as amended.                                                             37
         (c)      (1)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles                   1
                           of Incorporation dated February 17, 1988.
                  (2)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as               17
                           amended through April 26, 1996.
         (d)      (1)      Investment Advisory Agreement (Money Market) between Registrant                   3
                           and Provident Institutional Management Corporation, dated as of August 16, 1988.
                  (2)      Sub-Advisory Agreement (Money Market) between Provident                           3
                           Institutional Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.
                  (3)      Assumption Agreement (Money Market Fund) between PNC Bank, N.A.                  34
                           and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (4)      Investment Advisory Agreement (Tax-Free Money Market) between                    3
                           Registrant and Provident Institutional Management Corporation,
                           dated as of August 16, 1988.
                  (5)      Sub-Advisory Agreement (Tax-Free Money Market) between Provident                 3
                           Institutional Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.
                  (6)      Assumption Agreement (Municipal Money Market Fund) between                      34
                           PNC Bank, N.A. and BlackRock Institutional Management
                           Corporation (formerly PNC Institutional Management Corporation) dated
                           April 29, 1998.
                  (7)      Investment Advisory Agreement (Government Obligations Money Market)              3
                           between Registrant and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.
                  (8)      Sub-Advisory Agreement (Government Obligations Money Market)                     3
                           between Provident Institutional Management Corporation and
                           Provident National Bank, dated as of August 16, 1988.
                  (9)      Assumption Agreement (Government Obligations Money Market Fund) between          34
                           PNC Bank, N.A. and BlackRock Institutional Management Corporation
                           (formerly PNC Institutional Management Corporation) dated April 29,
                           1998.
                  (10)     Investment Advisory Agreement (Government Securities) between                    8
                           Registrant and Provident Institutional Management Corporation dated as of April 8, 1991.
                  (11)     Investment Advisory Agreement (New York Municipal Money Market) between          9
                           Registrant and Provident Institutional Management Corporation dated
                           November 5, 1991.
                  (12)     Investment Advisory Agreement (Tax-Free Money Market) between                    10
                           Registrant and Provident Institutional Management Corporation dated
                           April 21, 1992.
                  (13)     Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant            17
                           and Numeric Investors, L.P.
                  (14)     Investment Advisory Agreement (n/i Growth Fund) between Registrant and           17
                           Numeric Investors, L.P.
                  (15)     Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth &              17
                           Value) between Registrant and Numeric Investors, L.P.
                  (16)     Investment Advisory Agreement (Boston Partners Large Cap Value Fund)             20
                           between Registrant and Boston Partners Asset Management, L.P.
                  (17)     Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)               22
                           between Registrant and Boston Partners Asset Management, L.P.
                  (18)     Investment Advisory Agreement (Boston Partners Bond Fund) between                24
                           Registrant and Boston Partners Asset Management, L.P. dated December 1,
                           1997.
                  (19)     Investment Advisory Agreement (Schneider Small Cap Value Fund) between           29
                           Registrant and Schneider Capital Management Company.
                  (20)     Investment Advisory Agreement (Boston Partners Small Cap Value Fund II -         29
                           formerly Micro Cap Value) between Registrant and Boston Partners
                           Asset Management, L.P.
                  (21)     Investment Advisory Agreement (Boston Partners Long/Short Equity Fund -          31
                           formerly Market Neutral) between Registrant and Boston Partners Asset
                           Management, L.P.

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (22)     Investment Advisory Agreement (n/i Small Cap Value Fund) between                 31
                           Registrant and Numeric Investors, L.P.
                  (23)     Form of Investment Advisory Agreement (Boston Partners Fund -                    32
                           Formerly Long-Short Equity) between Registrant and Boston Partners
                           Asset Management, L. P.
                  (24)     Investment Advisory Agreement (Bogle Small Cap Growth Fund)                      34
                           between Registrant and Bogle Investment Management, L. P.
                  (25)     Amendment No. 1 to Investment Advisory Agreement between                         38
                           Registrant and Numeric Investors, L. P. for the n/i numeric investors
                           Growth Fund.
                  (26)     Amendment No. 1 to Investment Advisory Agreement between                         38
                           Registrant and Numeric Investors, L. P. for the n/i numeric investors
                           Mid Cap Fund.
                  (27)     Amendment No. 1 to Investment Advisory Agreement between                         38
                           Registrant and Numeric Investors, L. P. for the n/i numeric investors
                           Small Cap Value Fund.
         (e)      (1)      Distribution Agreement between Registrant and PFPC Distributors,                 38
                           Inc. dated as of January 2, 2001.
                  (2)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Money Class)
                  (3)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Municipal Money Class)
                  (4)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Government Money Class)
         (f)               Fund Office Retirement Profit-Sharing and Trust Agreement, dated as              23
                           of October 24, 1990, as amended.
         (g)      (1)      Custodian Agreement between Registrant and Provident National                    3
                           Bank dated as of August 16, 1988.
                  (2)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the                10
                           Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
                  (3)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                    9
                  (4)      Custodian Contract between Registrant and State Street Bank and Trust            12
                           Company.
                  (5)      Custody Agreement between Registrant and Custodial Trust Company on              17
                           behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund
                           (formerly Growth & Value) Portfolios of the Registrant.
                  (6)      Custodian Agreement Supplement Between Registrant and PNC Bank,                  20
                           National Association dated October 16, 1996.
                  (7)      Custodian Agreement Supplement between Registrant and PNC Bank,                  22
                           National Association, on behalf of the Boston Partners Mid Cap Value
                           Fund.
                  (8)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          24
                           behalf of the Boston Partners Bond Fund.
                  (9)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Schneider Small Cap Value Fund.
                  (10)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Boston Partners Small Cap Value Fund II (formerly Micro
                           Cap Value).
                  (11)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          31
                           behalf of Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral).

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (12)     Custodian Agreement Supplement between Registrant and Custodial Trust            31
                           Company on behalf of n/i Small Cap Value Fund.
                  (13)     Form of Custodian Agreement Supplement between Registrant and                    32
                           PFPC Trust Company (Boston Partners Fund - formerly Long
                           Short Equity)
                  (14)     Custodian Agreement Supplement between Registrant and                            34
                           PFPC Trust Company (Bogle Small Cap Growth Fund)
                  (15)     Form of Letter Agreement among Registrant, The Chase Manhattan Bank              39
                           and PFPC Trust Company, dated as of July 19, 2001, relating to custody of Registrant's foreign securities
         (h)      (1)      Transfer Agency Agreement (Sansom Street) between Registrant                     3
                           and Provident Financial Processing Corporation, dated as of August 16,
                           1988.
                  (2)      Transfer Agency Agreement (Cash Preservation) between Registrant and             3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (3)      Shareholder Servicing Agreement (Sansom Street Money Market).                    3
                  (4)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).           3
                  (5)      Shareholder Servicing Agreement (Sansom Street Government Obligations            3
                           Money Market).
                  (6)      Shareholder Services Plan (Sansom Street Money Market).                          3
                  (7)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).                 3
                  (8)      Shareholder Services Plan (Sansom Street Government Obligations Money            3
                           Market).
                  (9)      Transfer Agency Agreement (Bedford) between Registrant and Provident             3
                           Financial Processing Corporation, dated as of August 16, 1988.
                  (10)     Administration and Accounting Services Agreement between Registrant and          8
                           Provident Financial Processing Corporation, relating to Government
                           Securities Portfolio, dated as of April 10, 1991.
                  (11)     Administration and Accounting Services Agreement between Registrant and          9
                           Provident Financial Processing Corporation, relating to New York
                           Municipal Money Market Portfolio dated as of November 5, 1991.
                  (12)     Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma,                9
                           Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident
                           Financial Processing Corporation dated as of November 5, 1991.
                  (13)     Administration and Accounting Services Agreement between Registrant and          10
                           Provident Financial Processing Corporation, relating to Tax-Free Money
                           Market Portfolio, dated as of April 21, 1992.
                  (14)     Transfer Agency and Service Agreement between Registrant and State               15
                           Street Bank and Trust Company and PFPC, Inc. dated February 1, 1995.
                  (15)     Supplement to Transfer Agency and Service Agreement between Registrant,          15
                           State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995.
                  (16)     Amended and Restated Credit Agreement dated December 15, 1994.                   16
                  (17)     Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth             17
                           Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC, Inc. dated April 14, 1996.

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (18)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Micro Cap Fund) dated April 24, 1996.
                  (19)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Growth Fund) dated April 24, 1996.
                  (20)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24,
                           1996.
                  (21)     Transfer Agreement and Service Agreement between Registrant and State            18
                           Street Bank and Trust Company.
                  (22)     Administration and Accounting Services Agreement between the Registrant          21
                           and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value
                           Fund).
                  (23)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Institutional Class).
                  (24)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Investor Class).
                  (25)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Advisor Class).
                  (26)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Institutional Class).
                  (27)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Investor Class).
                  (28)     Administration and Accounting Services Agreement between Registrant and          22
                           PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).
                  (29)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).
                  (30)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).
                  (31)     Administration and Accounting Services Agreement between Registrant and          24
                           PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund).
                  (32)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC Inc. (Schneider Small Cap Value Fund).
                  (33)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            29
                           (Schneider Small Cap Value Fund).
                  (34)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Institutional Class).
                  (35)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Investor Class).
                  (36)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC, Inc. (Boston Partners Micro Cap Value Fund).
                  (37)     Administrative Services Agreement between Registrant and Provident               26
                           Distributors, Inc. dated as of May 29, 1998 and relating to the n/i funds, Schneider Small Cap Value Fund and Institutional Shares of the
                           Boston Partners Funds.

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (38)     Administrative Services Agreement Supplement between Registrant and              31
                           Provident Distributors, Inc. relating to the Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral) - Institutional Class.
                  (39)     Administrative and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral) -  Institutional and Investor Classes).
                  (40)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (Boston Partners Long/Short Equity Fund (formerly Market Neutral) -
                           Institutional and Investor Classes).
                  (41)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (n/i Small Cap Value Fund).
                  (42)     Administration and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (n/i Small Cap Value Fund).
                  (43)     Co-Administration Agreement between Registrant and Bear Stearns Funds            31
                           Management, Inc. (n/i Small Cap Value Fund).
                  (44)     Administrative Services Agreement between Registrant and Provident               31
                           Distributors, Inc. (n/i Small Cap Value Fund).
                  (45)     Form of Transfer Agency Agreement Supplement between                             32
                           Registrant and PFPC, Inc. (Boston Partners Fund (formerly Long-Short
                           Equity)).
                  (46)     Form of Administrative Services Agreement Supplement between                     32
                           Registrant and Provident Distributors, Inc. (Boston Partners Fund
                           (formerly Long-Short Equity) - Institutional Shares).
                  (47)     Form of Administration and Accounting Services Agreement                         32
                           between Registrant and PFPC, Inc. (Boston Partners Fund (formerly
                           Long-Short Equity)).
                  (48)     Transfer Agency Agreement Supplement between Registrant and                      34
                           PFPC, Inc. (Bogle Small Cap Growth Fund).
                  (49)     Administrative Services Agreement between Registrant and                         34
                           Provident Distributors, Inc. (Bogle Small Cap Growth Fund).
                  (50)     Non 12b-1 Shareholder Services Plan and Agreement for Bogle                      34
                           Small Cap Growth Investor Shares.
                  (51)     Agreement between E*TRADE Group, Inc.,                                           36
                           Registrant and Registrant's principal underwriter.
                  (52)     Fee Waiver Agreement for n/i Numeric Investors Funds.                            36
                  (53)     Administration and Accounting Services Agreement between Registrant              36
                           and PFC, Inc. (Bogle Investment Management Small Cap Growth Fund).
                  (54)     Solicitation Agreement between n/i Numeric Investors and                         36
                           Shareholder Communications Corporation.
                  (55)     Administrative Services Assignment Agreement between                             38
                           Registrant and PFPC Distributors, Inc. dated January 2, 2001.
                  (56)     Transfer Agency Supplement between Registrant and PFPC Inc.                      40
                           for the Bear Stearns Money Market Family.
         (i)               Opinion of Drinker Biddle & Reath LLP                                            40
         (j)      (1)      Consent of Drinker Biddle & Reath LLP.                                           40
                  (2)      Consent of Independent Auditors.                                                 40
         (k)               None.
         (l)      (1)      Subscription Agreement (relating to Classes A through N).                        2
                  (2)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Classes O and P.
                  (3)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Class Q.

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (4)      Subscription Agreement between Registrant and Counsellors Securities             9
                           Inc. relating to Classes R, S, and Alpha 1 through Theta 4.
                  (5)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class FF (n/i Micro Cap Fund).
                  (6)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class GG (n/i Growth Fund).
                  (7)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class HH (n/i Mid Cap Fund - formerly Growth & Value).
                  (8)      Purchase Agreement between Registrant and Boston Partners Asset                  21
                           Management, L.P. relating to Classes QQ, RR and SS (Boston Partners
                           Large Cap Value Fund).
                  (9)      Purchase Agreement between Registrant and Boston Partners Asset                  22
                           Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap
                           Value Fund).
                  (10)     Purchase Agreement between Registrant and Boston Partners Asset                  24
                           Management L.P. relating to Classes VV and WW (Boston Partners Bond
                           Fund).
                  (11)     Purchase Agreement between Registrant and Schneider Capital Management           29
                           Company relating to Class YY (Schneider Small Cap Value Fund).
                  (12)     Purchase Agreement between Registrant and Boston Partners Asset                  29
                           Management, L.P. relating to Classes DDD and EEE (Boston Partners Small
                           Cap Value Fund II (formerly Micro Cap Value)).
                  (13)     Purchase Agreement between Registrant and Boston Partners Asset                  31
                           Management relating to Classes III and JJJ (Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral)).
                  (14)     Purchase Agreement between Registrant and Provident Distributors, Inc.           31
                           relating to Class MMM (n/i Small Cap Value Fund).
                  (15)     Form of Purchase Agreement between Registrant and Boston                         32
                           Partners Asset Management, L. P. relating to Classes KKK and LLL
                           (Boston Partners Fund (formerly Long-Short Equity)).
                  (16)     Purchase Agreement between Registrant and Bogle Investment                       34
                           Management, L. P. (Bogle Small Cap Growth Fund)
         (m)      (1)      Plan of Distribution (Sansom Street Money Market).                               3
                  (2)      Plan of Distribution (Sansom Street Tax-Free Money Market).                      3
                  (3)      Plan of Distribution (Sansom Street Government Obligations Money                 3
                           Market).
                  (4)      Plan of Distribution (Cash Preservation Money).                                  3
                  (5)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                  3
                  (6)      Plan of Distribution (Bedford Money Market).                                     3
                  (7)      Plan of Distribution (Bedford Tax-Free Money Market).                            3
                  (8)      Plan of Distribution (Bedford Government Obligations Money Market).              3
                  (9)      Plan of Distribution (Income Opportunities High Yield).                          7
                  (10)     Amendment No. 1 to Plans of Distribution (Classes A through Q).                  8
                  (11)     Plan of Distribution (Beta Tax-Free Money Market).                               9
                  (12)     Plan of Distribution (Beta Government Obligations Money Market).                 9
                  (13)     Plan of Distribution (Beta New York Money Market).                               9
                  (14)     Plan of Distribution (Gamma Tax-Free Money Market).                              9
                  (15)     Plan of Distribution (Gamma Government Obligations Money Market).                9
                  (16)     Plan of Distribution (Gamma New York Municipal Money Market).                    9
                  (17)     Plan of Distribution (Delta New York Municipal Money Market).                    9

                                                                                                     SEE NOTE #
                                                                                                     ----------
                  (18)     Plan of Distribution (Epsilon Money Market).                                     9
                  (19)     Plan of Distribution (Epsilon Tax-Free Money Market).                            9
                  (20)     Plan of Distribution (Epsilon Government Obligations Money Market).              9
                  (21)     Plan of Distribution (Epsilon New York Municipal Money Market).                  9
                  (22)     Plan of Distribution (Zeta Money Market).                                        9
                  (23)     Plan of Distribution (Zeta Tax-Free Money Market).                               9
                  (24)     Plan of Distribution (Zeta Government Obligations Money Market).                 9
                  (25)     Plan of Distribution (Zeta New York Municipal Money Market).                     9
                  (26)     Plan of Distribution (Eta Money Market).                                         9
                  (27)     Plan of Distribution (Eta Tax-Free Money Market).                                9
                  (28)     Plan of Distribution (Eta Government Obligations Money Market).                  9
                  (29)     Plan of Distribution (Eta New York Municipal Money Market).                      9
                  (30)     Plan of Distribution (Theta Money Market).                                       9
                  (31)     Plan of Distribution (Theta Tax-Free Money Market).                              9
                  (32)     Plan of Distribution (Theta Government Obligations Money Market).                9
                  (33)     Plan of Distribution (Theta New York Municipal Money Market).                    9
                  (34)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor              21
                           Class).
                  (35)     Plan of Distribution (Boston Partners Large Cap Value Fund Advisor               21
                           Class).
                  (36)     Plan of Distribution (Boston Partners Mid Cap Value Fund Investor                21
                           Class).
                  (37)     Plan of Distribution (Boston Partners Bond Fund Investor Class).                 24
                  (38)     Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly          25
                           Micro Cap Value) Investor Class).
                  (39)     Amendment to Plans of Distribution pursuant to Rule 12b-1.                       31
                  (40)     Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly           30
                           Market Neutral) - Investor Class).
                  (41)     Plan of Distribution (Principal Money Market).                                   29
                  (42)     Form of Plan of Distribution (Boston Partners Fund (formerly                     32
                           Long-Short Equity) - Investor Class).
                  (43)     Plan of Distribution (Bear Stearns Money Market Fund)                            40
                  (44)     Plan of Distribution (Bear Stearns Municipal Money Market Fund)                  40
                  (45)     Plan of Distribution (Bear Stearns Government Obligations                        40
                           Money Market Fund)
         (n)      Not applicable.
         (o)      Amended 18f-3 Plan.                                                                       40
         (p)      (1)      Code of Ethics of the Registrant.                                                37
                  (2)      Code of Ethics of Boston Partners Asset Management, L. P.                        39
                  (3)      Code of Ethics of Numeric Investors, L. P.                                       37
                  (4)      Code of Ethics of Schneider Capital Management Company.                          37
                  (5)      Code of Ethics of Bogle Investment Management, L. P.                             39
                  (6)      Code of Ethics of PFPC Distributors, Inc.                                        39

         NOTE #
         ------

(1) Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(7) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

(8) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(9) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(10) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(11) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(12) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(13) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

(14) Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

(15) Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

(16) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

(17) Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

(18) Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

(19) Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

(20) Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

(21) Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

(22) Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

(23) Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

(24) Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

(25) Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

(26) Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

(27) Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

(28) Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

(29) Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

(30) Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

(31) Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

(32) Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

(33) Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

(34) Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

(35) Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (33-20827) filed on December 29, 2000.

38. Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (33-20827) filed on March 15, 2001.

39. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

40.  A copy of such exhibit is filed electronically herewith.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.  INDEMNIFICATION

          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits
     (a)(1) and (a)(3), provide as follows:

          Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

          Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and Blackrock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), dated October 16, 1996, May 30, 1997, December 1, 1997, July 1, 1998, November 13, 1998 and July 1, 1999 and
incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18), (d)(20),
(d)(21) and (d)(23), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           The information required by this Item 26 with respect to each director and officer of BlackRock Institutional Management Corporation ("BIMC") is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-13304).

           The information required by this Item 26 with respect to each director and officer of Numeric Investors, L.P. ("Numeric") is incorporated by reference to Schedules A and D of Form ADV filed by Numeric with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-35649).

           The information required by this Item 26 with respect to each director and officer of Bogle Investment Management, L. P. ("Bogle") is incorporated by reference to Schedules A and D of Form ADV filed by Bogle with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56815).

           The information required by this Item 26 with respect to each director and officer of Boston Partners Asset Management, L.P. ("Boston Partners") is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-49059).

           The information required by this Item 26 with respect to each director and officer of Schneider Capital Management Company ("Schneider") is incorporated by reference to Schedules A and D of Form ADV filed by Schneider with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55439).

Item 27.   Principal Underwriter

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of September 30, 2001:

                           AB Funds Trust
                           AFBA 5 Star Funds
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy Fund II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           LKCM Funds
                           Matthews International Funds

                           McM Funds
                           Metropolitan West Funds
                           New Covenant Funds, Inc.
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           RWB/WPG U.S. Large Stock Fund
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Growth and Income Fund
                           WPG Tudor Fund
                           WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc
                           The Offit Variable Insurance Fund, Inc.

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

           PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

          Michael Denofrio         -   Chairman, Chief Executive Officer and
                                       President
          Bruno DiStefano          -   Vice President
          Susan K. Moscaritolo     -   Vice President
          Elizabeth T. Holtsbery   -   Vice President
          Lisa Colon               -   Vice President
          Thomas Rodman            -   Vice President
          Rita G. Adler            -   Chief Compliance Officer
          Christine A. Ritch       -   Chief Legal Officer, Secretary and Clerk
          Christopher S. Conner    -   Assistant Secretary and Assistant Clerk
          Bradley A. Stearns       -   Assistant Secretary and Assistant Clerk
          John L. Wilson           -   Assistant Secretary and Assistant Clerk
          Douglas D. Castagna      -   Controller and Assistant Treasurer
          Craig D. Stokarski       -   Treasurer

         (c)  Not applicable.

Item 28.   LOCATION OF ACCOUNTS AND RECORDS

          (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

          (2) PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

          (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

          (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

          (5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

          (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

          (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

          (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

          (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

          (10) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser)

          (11) Bear Stearns & Co. Inc., Funds Management Department, 575 Lexington Avenue, New York, NY 10022 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)


Item 29.   MANAGEMENT SERVICES

                None.

Item 30.   UNDERTAKINGS

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 75 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 75 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 7th day of December, 2001.

                               THE RBB FUND, INC.

                             By: /s/ Edward J. Roach
                                ---------------------
                                Edward J. Roach
                                President and Treasurer

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                                     TITLE                            DATE
              ---------                                     -----                            ----
         /s/  Edward J. Roach                   President (Principal Executive          December 7, 2001
         --------------------                 Officer) and Treasurer (Principal
         Edward J. Roach                      Financial and Accounting Officer)


         *Donald van Roden                                 Director                     December 7, 2001
         --------------------
         Donald van Roden

         *Francis J. McKay                                 Director                     December 7, 2001
         --------------------
         Francis J. McKay

         *Marvin E. Sternberg                              Director                     December 7, 2001
         --------------------
         Marvin E. Sternberg

         *Julian A. Brodsky                                Director                     December 7, 2001
         --------------------
         Julian A. Brodsky

         *Arnold M. Reichman                               Director                     December 7, 2001
         --------------------
         Arnold M. Reichman

         *Robert Sablowsky                                 Director                     December 7, 2001
         --------------------
         Robert Sablowsky

         *By:/s/ Edward J. Roach                                                        December 7, 2001
             --------------------
             Edward J. Roach
             Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000

         /s/ Donald van Roden
         --------------------
         Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000


         /s/ Francis J. McKay
         --------------------
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000


         /s/ Marvin E. Sternberg
         -----------------------
         Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000


         /s/ Julian Brodsky
         ------------------
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000


         /s/ Arnold Reichman
         --------------------
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:   November  9, 2000


         /s/ Robert Sablowsky
         --------------------
         Robert Sablowsky

                               THE RBB FUND, INC.

                                  EXHIBIT INDEX

EXHIBITS

(e) (2) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Money Class)

(e) (3) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Municipal Money Class)

(e) (4) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Government Obligations Money Class)

(h) (56) Transfer Agency Supplement between Registrant and PFPC Inc. for the Bear Stearns Money Market Family

(i)       Opinion of Drinker Biddle & Reath LLP

(j)  (1)  Consent of Drinker Biddle & Reath LLP

(j)  (2)  Consent of PricewaterhouseCoopers LLP

(m)  (43) Plan of Distribution (Bear Stearns Money Market Fund)

(m)  (44) Plan of Distribution (Bear Stearns Municipal Money Market Fund)

(m)  (45) Plan of Distribution (Bear Stearns Government Money Market Fund)

(o)       Amended 18f-3 Plan